STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
STATEMENTS OF OPERATIONS [Abstract]
Revenue	$ 234,012	$ 318,293	$ 385,286	$ 388,513	$ 951,559	$ 468,125
Cost of goods sold	83,566	98,365	179,534	129,448	385,323	189,707
Gross Margin	150,446	219,928	205,752	259,065	566,236	278,418
General and administrative expense	856,219	1,330,222	728,424	2,509,504	4,882,549	7,530,037
Operations expense	151,313	291,584	172,630	556,859	972,830	1,096,969
Sales and marketing expense	139,026	319,303	372,983	524,223	1,178,305	578,793
Interest expense	$ 189,215	$ 14,773	$ 342,837	32,897	377,719	636,503
Loss (gain) on valuation of equity-linked financial instruments				(11,469)	(11,599)	(157,580)
Total expense	$ 1,335,773	$ 1,955,882	$ 1,616,874	3,612,014	7,399,804	9,684,722
Net loss available to common shareholders	$ (1,185,327)	$ (1,735,954)	$ (1,411,122)	$ (3,352,949)	$ (6,833,568)	$ (9,406,304)
Loss per common share basic and diluted (in dollars per share)	$ (0.36)	$ (0.58)	$ (0.44)	$ (1.13)	$ (2.29)	$ (4.64)
Weighted average shares used in computation - basic and diluted (in shares)	3,263,356	2,968,279	3,182,706	2,958,965	2,990,471	2,026,115